Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of derivative financial instruments [Abstract]
Schedule of Fair Values and Notional Amounts of Derivative Instruments
The fair values and notional amounts of derivative instruments are set out in the following table:

	2023			2022
	Contract/ notional amount £m	Fair value		Contract/ notional amount £m	Fair value
		Assets £m	Liabilities £m		Assets £m	Liabilities £m
Trading and other
Exchange rate contracts	572,858	6,631	6,222	464,223	8,733	9,216
Interest rate contracts	7,654,512	15,116	12,724	6,257,548	14,966	13,332
Credit derivatives	5,349	51	118	6,689	134	118
Equity, commodity and other contracts	9,463	455	580	16,490	845	849
Total derivative assets/liabilities – trading and other	8,242,182	22,253	19,644	6,744,950	24,678	23,515
Hedging
Derivatives designated as fair value hedges	153,674	83	425	152,697	11	503
Derivatives designated as cash flow hedges	466,344	20	80	251,245	64	24
Total derivative assets/liabilities – hedging	620,018	103	505	403,942	75	527
Total recognised derivative assets/liabilities	8,862,200	22,356	20,149	7,148,892	24,753	24,042

Schedule of Amount, Timing and Uncertainty of Future Cash Flows
Details of the Group’s hedging instruments are set out below:

	Maturity
At 31 December 2023	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
Fair value hedges
Interest rate
Cross currency swap
Notional	–	–	–	–	35	35
Average fixed interest rate	–	–	–	–	1.28%
Average EUR/GBP exchange rate	–	–	–	–	1.38
Interest rate swap
Notional	1,908	5,778	19,353	87,119	39,481	153,639
Average fixed interest rate	0.95%	1.72%	2.03%	2.90%	2.00%
Cash flow hedges
Foreign exchange
Currency swap
Notional	18	470	1,648	541	7	2,684
Average EUR/GBP exchange rate	1.15	1.14	1.14	1.08	1.07
Average USD/GBP exchange rate	1.25	1.23	1.25	1.24	–
Interest rate
Interest rate swap
Notional	9,501	23,015	76,439	284,969	69,736	463,660
Average fixed interest rate	4.13%	4.14%	3.82%	3.35%	2.58%

	Maturity
At 31 December 2022	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
Fair value hedges
Interest rate
Cross currency swap
Notional	–	–	–	–	35	35
Average fixed interest rate	–	–	–	–	1.28%
Average EUR/GBP exchange rate	–	–	–	–	1.38
Interest rate swap
Notional	1,904	12,765	37,488	64,307	36,198	152,662
Average fixed interest rate	1.51%	0.17%	0.72%	1.92%	1.94%
Cash flow hedges
Foreign exchange
Currency swap
Notional	–	–	509	1,004	29	1,542
Average EUR/GBP exchange rate	–	–	1.15	1.10	1.04
Average USD/GBP exchange rate	–	–	1.24	1.25	–
Interest rate
Interest rate swap
Notional	4,741	6,472	26,175	161,391	50,924	249,703
Average fixed interest rate	3.01%	1.18%	2.36%	2.40%	1.60%

Schedule of the Effects of Hedge Accounting on Swaps
The carrying amounts of the Group’s hedging instruments are as follows:

	Carrying amount of the hedging instrument
At 31 December 2023	Contract/ notional amount £m	Assets £m	Liabilities £m	Changes in fair value used for calculating hedge ineffectiveness £m
Fair value hedges
Interest rate
Currency swaps	35	3	–	2
Interest rate swaps	153,639	80	425	(2,665)
Cash flow hedges
Foreign exchange
Currency swaps	2,684	11	72	(138)
Interest rate
Interest rate swaps	463,660	9	8	2,541

	Carrying amount of the hedging instrument
At 31 December 2022	Contract/ notional amount £m	Assets £m	Liabilities £m	Changes in fair value used for calculating hedge ineffectiveness £m
Fair value hedges
Interest rate
Currency swaps	35	1	–	(2)
Interest rate swaps	152,662	10	503	1,286
Cash flow hedges
Foreign exchange
Currency swaps	1,542	63	21	198
Interest rate
Interest rate swaps	249,703	1	3	(6,990)

Disclosure of detailed information about hedged items [text block]
The Group’s hedged items are as follows:

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment £m	Cash flow hedging reserve
						Continuing hedges £m	Discontinued hedges £m
At 31 December 2023	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	75,871	–	25	–	2,544
Fixed rate issuance[2]	–	50,466	–	1,365	(1,110)
Fixed rate bonds[3]	24,146	–	(331)	–	962
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					138	8	69
Customer deposits[4]					–	–	3
Interest rate
Customer loans[1]					(1,796)	(2,934)	(1,885)
Central bank balances[5]					(648)	(624)	(1,462)
Customer deposits[4]					262	1,591	(3)

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment £m	Cash flow hedging reserve
						Continuing hedges £m	Discontinued hedges £m
At 31 December 2022	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	73,282	–	(2,602)	–	(3,198)
Fixed rate issuance[2]	–	52,190	–	2,392	4,223
Fixed rate bonds[3]	19,259	–	(1,549)	–	(2,350)
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					(198)	134	90
Customer deposits[4]					–	–	3
Interest rate
Customer loans[1]					5,636	(5,587)	(868)
Central bank balances[5]					2,703	(2,130)	(965)
Customer deposits[4]					(1,295)	1,781	(76)
1    Included within loans and advances to customers.
2    Included within debt securities in issue at amortised cost.
3    Included within financial assets at amortised cost and financial assets at fair value through other comprehensive income.
4    Included within customer deposits.
5    Included within cash and balances at central banks.

Disclosure Gains And Losses Arising From Hedge Accounting
Gains and losses arising from hedge accounting are summarised as follows:

	Gain (loss) recognised in other comprehensive income £m	Hedge ineffectiveness recognised in the income statement[1] £m	Amounts reclassified from reserves to income statement as:
At 31 December 2023			Hedged cash flows will no longer occur £m	Hedged item affected income statement £m	Income statement line item that includes reclassified amount
Fair value hedges
Interest rate
Fixed rate mortgages		(264)
Fixed rate issuance		(17)
Fixed rate bonds		14
Cash flow hedges
Foreign exchange
Foreign currency issuance	(138)	–	–	(9)	Interest expense
Customer deposits	–	–	–	–	Interest expense
Interest rate
Customer loans	(37)	20	–	1,674	Interest income
Central bank balances	284	2	–	725	Interest income
Customer deposits	436	(3)	–	(552)	Interest expense

	Gain (loss) recognised in other comprehensive income £m	Hedge ineffectiveness recognised in the income statement[1] £m	Amounts reclassified from reserves to income statement as:
At 31 December 2022			Hedged cash flows will no longer occur £m	Hedged item affected income statement £m	Income statement line item that includes reclassified amount
Fair value hedges
Interest rate
Fixed rate mortgages		22
Fixed rate issuance		(49)
Fixed rate bonds		(14)
Cash flow hedges
Foreign exchange
Foreign currency issuance	198	–	–	(22)	Interest expense
Customer deposits	3	–	–	–	Interest expense
Interest rate
Customer loans	(6,145)	(30)	–	53	Interest income
Central bank balances	(2,831)	–	–	26	Interest income
Customer deposits	1,785	20	–	(14)	Interest expense
1    Hedge ineffectiveness is included in the income statement within net trading income.